Effects of Regulation (Tables)	12 Months Ended
Dec. 31, 2011
Effects of Regulation (Tables) [Abstract]
Regulatory Assets
	December 31,		Remaining
	2011	2010	Recovery Period
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$56	$73	1 year
Under-recovered Fuel Costs - does not earn a return	9	8	1 year
Total Current Regulatory Assets	$65	$81

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending future
proceedings to determine the recovery method and timing:

Regulatory Assets Currently Earning a Return
Storm Related Costs	$24	$55
Economic Development Rider	13	6
Customer Choice Deferrals	-	59
Line Extension Carrying Costs	-	55
Acquisition of Monongahela Power	-	8
Other Regulatory Assets Not Yet Being Recovered	-	1
Regulatory Assets Currently Not Earning a Return
Deferred Wind Power Costs	38	29
Environmental Rate Adjustment Clause	18	56
Mountaineer Carbon Capture and Storage Product Validation Facility	14	60
Special Rate Mechanism for Century Aluminum	13	13
Litigation Settlement	11	-
Storm Related Costs	10	45
Acquisition of Monongahela Power	-	4
Other Regulatory Assets Not Yet Being Recovered	14	4
Total Regulatory Assets Not Yet Being Recovered	155	395

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Capacity Auction True-Up	692	-	13 years
Fuel Adjustment Clause	521	476	7 years
Expanded Net Energy Charge	327	361	2 years
Distribution Asset Recovery Rider	173	-	7 years
Unamortized Loss on Reacquired Debt	92	93	32 years
Storm Related Costs	65	38	7 years
Meter Replacement Costs	39	4	29 years
Transmission Cost Recovery Rider	28	-	2 years
RTO Formation/Integration Costs	18	21	8 years
Economic Development Rider	12	1	1 year
Red Rock Generating Facility	10	10	45 years
Other Regulatory Assets Being Recovered	15	17	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	2,308	2,161	13 years
Income Taxes, Net	1,237	1,097	37 years
Postemployment Benefits	47	51	4 years
Cook Nuclear Plant Refueling Outage Levelization	41	54	2 years
Storm Related Costs	35	21	7 years
Expanded Net Energy Charge	32	-	6 years
Environmental Rate Adjustment Clause	24	-	2 years
Deferred PJM Fees	22	7	1 year
Transmission Rate Adjustment Clause	20	19	2 years
Deferred Restructuring Costs	18	6	7 years
Unrealized Loss on Forward Commitments	16	10	2 years
Asset Retirement Obligation	14	15	9 years
Vegetation Management	11	13	1 year
Restructuring Transition Costs	8	14	5 years
Off-system Sales Margin Sharing	-	13
Other Regulatory Assets Being Recovered	46	46	various
Total Regulatory Assets Being Recovered	5,871	4,548

Total Noncurrent Regulatory Assets	$6,026	$4,943

Regulatory Liabilities
	December 31,		Remaining
	2011	2010	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$5	$16	1 year
Over-recovered Fuel Costs - does not pay a return	3	1	1 year
Total Current Regulatory Liabilities	$8	$17

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Refundable Construction Financing Costs	$53	$20
Other Regulatory Liabilities Not Yet Being Paid	5	-
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	4	10
Other Regulatory Liabilities Not Yet Being Paid	4	11
Total Regulatory Liabilities Not Yet Being Paid	66	41

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	2,270	2,222	(a)
Advanced Metering Infrastructure Surcharge	78	61	9 years
Deferred Investment Tax Credits	27	32	11 years
Excess Earnings	13	13	42 years
Other Regulatory Liabilities Being Paid	4	4	various
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear Decommissioning
Liability	377	354	(b)
Deferred Investment Tax Credits	144	242	75 years
Spent Nuclear Fuel Liability	43	42	(b)
Unrealized Gain on Forward Commitments	41	60	5 years
Over-recovery of Transition Charges	41	38	10 years
Energy Efficiency/Peak Demand Reduction	40	10	1 year
Deferred State Income Tax Coal Credits	29	29	10 years
Over-recovery of PJM Expenses	-	12
Other Regulatory Liabilities Being Paid	22	11	various
Total Regulatory Liabilities Being Paid	3,129	3,130

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax
Credits	$3,195	$3,171

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.